Credit risk management - Credit risk by industry (Details) - Credit risk - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Credit risk management
Loans	$ 777,687	$ 743,853
Total all other on balance sheet	240,005	258,808
Undrawn credit commitments	206,151	200,099
Total gross credit risk	1,223,843	1,202,760
Australia
Credit risk management
Loans	678,272	650,850
Total all other on balance sheet	197,284	214,060
Undrawn credit commitments	171,190	165,468
Total gross credit risk	1,046,746	1,030,378
New Zealand
Credit risk management
Loans	93,326	86,124
Total all other on balance sheet	25,153	26,774
Undrawn credit commitments	25,739	23,642
Total gross credit risk	144,218	136,540
Other overseas
Credit risk management
Loans	6,089	6,879
Total all other on balance sheet	17,568	17,974
Undrawn credit commitments	9,222	10,989
Total gross credit risk	32,879	35,842
Accommodation, cafes and restaurants | Australia
Credit risk management
Loans	8,747	7,984
Total all other on balance sheet	22	12
Undrawn credit commitments	1,606	1,682
Total gross credit risk	10,375	9,678
Accommodation, cafes and restaurants | New Zealand
Credit risk management
Loans	317	309
Total all other on balance sheet	1	1
Undrawn credit commitments	33	79
Total gross credit risk	351	389
Accommodation, cafes and restaurants | Other overseas
Credit risk management
Loans	107	116
Undrawn credit commitments	10	10
Total gross credit risk	117	126
Agriculture, forestry and fishing | Australia
Credit risk management
Loans	11,860	11,291
Total all other on balance sheet	52	62
Undrawn credit commitments	2,667	2,661
Total gross credit risk	14,579	14,014
Agriculture, forestry and fishing | New Zealand
Credit risk management
Loans	8,823	8,555
Total all other on balance sheet	62	25
Undrawn credit commitments	623	614
Total gross credit risk	9,508	9,194
Agriculture, forestry and fishing | Other overseas
Credit risk management
Loans	3	1
Undrawn credit commitments	1	1
Total gross credit risk	4	2
Construction | Australia
Credit risk management
Loans	6,988	6,608
Total all other on balance sheet	37	82
Undrawn credit commitments	4,427	3,830
Total gross credit risk	11,452	10,520
Construction | New Zealand
Credit risk management
Loans	408	423
Total all other on balance sheet	2	1
Undrawn credit commitments	460	390
Total gross credit risk	870	814
Construction | Other overseas
Credit risk management
Loans	60	34
Undrawn credit commitments	127	122
Total gross credit risk	187	156
Finance and insurance | Australia
Credit risk management
Loans	27,948	22,877
Total all other on balance sheet	129,081	143,402
Undrawn credit commitments	13,426	11,403
Total gross credit risk	170,455	177,682
Finance and insurance | New Zealand
Credit risk management
Loans	4,440	3,727
Total all other on balance sheet	15,779	17,608
Undrawn credit commitments	2,414	1,643
Total gross credit risk	22,633	22,978
Finance and insurance | Other overseas
Credit risk management
Loans	2,413	2,508
Total all other on balance sheet	14,236	14,328
Undrawn credit commitments	4,417	3,703
Total gross credit risk	21,066	20,539
Government, administration and defence | Australia
Credit risk management
Loans	642	653
Total all other on balance sheet	62,231	63,965
Undrawn credit commitments	1,412	1,479
Total gross credit risk	64,285	66,097
Government, administration and defence | New Zealand
Credit risk management
Loans	183	138
Total all other on balance sheet	7,598	6,066
Undrawn credit commitments	809	665
Total gross credit risk	8,590	6,869
Government, administration and defence | Other overseas
Credit risk management
Loans		1
Total all other on balance sheet	3,218	3,465
Total gross credit risk	3,218	3,466
Manufacturing | Australia
Credit risk management
Loans	9,630	9,425
Total all other on balance sheet	824	1,539
Undrawn credit commitments	7,381	6,063
Total gross credit risk	17,835	17,027
Manufacturing | New Zealand
Credit risk management
Loans	2,128	1,783
Total all other on balance sheet	33	1,512
Undrawn credit commitments	1,374	1,243
Total gross credit risk	3,535	4,538
Manufacturing | Other overseas
Credit risk management
Loans	211	523
Total all other on balance sheet	1	1
Undrawn credit commitments	1,639	2,524
Total gross credit risk	1,851	3,048
Mining | Australia
Credit risk management
Loans	2,331	2,819
Total all other on balance sheet	520	446
Undrawn credit commitments	3,368	3,610
Total gross credit risk	6,219	6,875
Mining | New Zealand
Credit risk management
Loans	156	191
Total all other on balance sheet	4	9
Undrawn credit commitments	72	82
Total gross credit risk	232	282
Mining | Other overseas
Credit risk management
Loans	29	74
Undrawn credit commitments	664	693
Total gross credit risk	693	767
Property | Australia
Credit risk management
Loans	55,494	53,104
Total all other on balance sheet	668	588
Undrawn credit commitments	13,326	12,238
Total gross credit risk	69,488	65,930
Property | New Zealand
Credit risk management
Loans	7,011	6,530
Total all other on balance sheet	618	569
Undrawn credit commitments	1,291	1,244
Total gross credit risk	8,920	8,343
Property | Other overseas
Credit risk management
Loans	424	397
Total all other on balance sheet	1	1
Undrawn credit commitments	43	30
Total gross credit risk	468	428
Property services and business services | Australia
Credit risk management
Loans	13,128	12,959
Total all other on balance sheet	207	126
Undrawn credit commitments	6,533	6,653
Total gross credit risk	19,868	19,738
Property services and business services | New Zealand
Credit risk management
Loans	996	873
Total all other on balance sheet	111	216
Undrawn credit commitments	420	614
Total gross credit risk	1,527	1,703
Property services and business services | Other overseas
Credit risk management
Loans	544	728
Total all other on balance sheet	22	27
Undrawn credit commitments	400	536
Total gross credit risk	966	1,291
Services | Australia
Credit risk management
Loans	13,155	11,171
Total all other on balance sheet	86	88
Undrawn credit commitments	8,721	8,954
Total gross credit risk	21,962	20,213
Services | New Zealand
Credit risk management
Loans	1,620	1,356
Total all other on balance sheet	26	16
Undrawn credit commitments	1,106	1,195
Total gross credit risk	2,752	2,567
Services | Other overseas
Credit risk management
Loans	189	100
Total all other on balance sheet	2
Undrawn credit commitments	335	672
Total gross credit risk	526	772
Trade | Australia
Credit risk management
Loans	14,197	14,046
Total all other on balance sheet	452	522
Undrawn credit commitments	9,352	7,578
Total gross credit risk	24,001	22,146
Trade | New Zealand
Credit risk management
Loans	2,404	2,515
Total all other on balance sheet	25	47
Undrawn credit commitments	1,115	1,178
Total gross credit risk	3,544	3,740
Trade | Other overseas
Credit risk management
Loans	998	1,257
Total all other on balance sheet	3	2
Undrawn credit commitments	1,359	2,380
Total gross credit risk	2,360	3,639
Transport and storage | Australia
Credit risk management
Loans	8,782	8,738
Total all other on balance sheet	668	819
Undrawn credit commitments	5,428	5,610
Total gross credit risk	14,878	15,167
Transport and storage | New Zealand
Credit risk management
Loans	762	981
Total all other on balance sheet	115	77
Undrawn credit commitments	403	609
Total gross credit risk	1,280	1,667
Transport and storage | Other overseas
Credit risk management
Loans	438	468
Total all other on balance sheet	6	1
Undrawn credit commitments	132	209
Total gross credit risk	576	678
Utilities | Australia
Credit risk management
Loans	7,288	6,381
Total all other on balance sheet	924	798
Undrawn credit commitments	5,874	4,320
Total gross credit risk	14,086	11,499
Utilities | New Zealand
Credit risk management
Loans	1,566	1,243
Total all other on balance sheet	606	495
Undrawn credit commitments	1,488	1,205
Total gross credit risk	3,660	2,943
Utilities | Other overseas
Credit risk management
Loans	232	232
Total all other on balance sheet	1
Undrawn credit commitments	39	33
Total gross credit risk	272	265
Retail lending | Australia
Credit risk management
Loans	493,720	477,314
Total all other on balance sheet	936	659
Undrawn credit commitments	86,143	87,417
Total gross credit risk	580,799	565,390
Retail lending | New Zealand
Credit risk management
Loans	62,397	57,344
Total all other on balance sheet	92	62
Undrawn credit commitments	13,979	12,733
Total gross credit risk	76,468	70,139
Retail lending | Other overseas
Credit risk management
Loans	403	393
Total all other on balance sheet	3	3
Undrawn credit commitments	16	33
Total gross credit risk	422	429
Other | Australia
Credit risk management
Loans	4,362	5,480
Total all other on balance sheet	576	952
Undrawn credit commitments	1,526	1,970
Total gross credit risk	6,464	8,402
Other | New Zealand
Credit risk management
Loans	115	156
Total all other on balance sheet	81	70
Undrawn credit commitments	152	148
Total gross credit risk	348	374
Other | Other overseas
Credit risk management
Loans	38	47
Total all other on balance sheet	75	146
Undrawn credit commitments	40	43
Total gross credit risk	153	236
Parent Entity
Credit risk management
Loans	681,834	655,413
Total all other on balance sheet	273,062	293,517
Undrawn credit commitments	180,813	176,632
Total gross credit risk	1,135,709	1,125,562
Parent Entity | Australia
Credit risk management
Loans	675,995	648,680
Total all other on balance sheet	244,520	261,789
Undrawn credit commitments	171,189	165,459
Total gross credit risk	1,091,704	1,075,928
Parent Entity | New Zealand
Credit risk management
Loans	369	489
Total all other on balance sheet	12,260	14,919
Undrawn credit commitments	628	495
Total gross credit risk	13,257	15,903
Parent Entity | Other overseas
Credit risk management
Loans	5,470	6,244
Total all other on balance sheet	16,282	16,809
Undrawn credit commitments	8,996	10,678
Total gross credit risk	30,748	33,731
Parent Entity | Accommodation, cafes and restaurants | Australia
Credit risk management
Loans	8,714	7,950
Total all other on balance sheet	22	12
Undrawn credit commitments	1,606	1,682
Total gross credit risk	10,342	9,644
Parent Entity | Accommodation, cafes and restaurants | Other overseas
Credit risk management
Loans	75	70
Undrawn credit commitments	10	10
Total gross credit risk	85	80
Parent Entity | Agriculture, forestry and fishing | Australia
Credit risk management
Loans	11,812	11,245
Total all other on balance sheet	52	62
Undrawn credit commitments	2,667	2,661
Total gross credit risk	14,531	13,968
Parent Entity | Agriculture, forestry and fishing | New Zealand
Credit risk management
Loans		7
Total all other on balance sheet	29	3
Undrawn credit commitments	4	3
Total gross credit risk	33	13
Parent Entity | Agriculture, forestry and fishing | Other overseas
Credit risk management
Loans	2	1
Undrawn credit commitments	1	1
Total gross credit risk	3	2
Parent Entity | Construction | Australia
Credit risk management
Loans	6,468	6,181
Total all other on balance sheet	36	82
Undrawn credit commitments	4,427	3,830
Total gross credit risk	10,931	10,093
Parent Entity | Construction | New Zealand
Credit risk management
Loans	4	3
Undrawn credit commitments	52	34
Total gross credit risk	56	37
Parent Entity | Construction | Other overseas
Credit risk management
Loans	53	27
Undrawn credit commitments	109	115
Total gross credit risk	162	142
Parent Entity | Finance and insurance | Australia
Credit risk management
Loans	27,899	22,830
Total all other on balance sheet	176,422	191,300
Undrawn credit commitments	13,426	11,403
Total gross credit risk	217,747	225,533
Parent Entity | Finance and insurance | New Zealand
Credit risk management
Total all other on balance sheet	9,916	11,765
Undrawn credit commitments	112	100
Total gross credit risk	10,028	11,865
Parent Entity | Finance and insurance | Other overseas
Credit risk management
Loans	2,406	2,501
Total all other on balance sheet	14,341	14,276
Undrawn credit commitments	4,410	3,688
Total gross credit risk	21,157	20,465
Parent Entity | Government, administration and defence | Australia
Credit risk management
Loans	640	651
Total all other on balance sheet	62,231	63,965
Undrawn credit commitments	1,412	1,479
Total gross credit risk	64,283	66,095
Parent Entity | Government, administration and defence | New Zealand
Credit risk management
Total all other on balance sheet	1,761	1,165
Undrawn credit commitments	2	2
Total gross credit risk	1,763	1,167
Parent Entity | Government, administration and defence | Other overseas
Credit risk management
Total all other on balance sheet	1,831	2,357
Total gross credit risk	1,831	2,357
Parent Entity | Manufacturing | Australia
Credit risk management
Loans	9,485	9,284
Total all other on balance sheet	824	1,538
Undrawn credit commitments	7,381	6,063
Total gross credit risk	17,690	16,885
Parent Entity | Manufacturing | New Zealand
Credit risk management
Loans	43	45
Total all other on balance sheet	26	1,285
Undrawn credit commitments	85	59
Total gross credit risk	154	1,389
Parent Entity | Manufacturing | Other overseas
Credit risk management
Loans	195	519
Total all other on balance sheet	1	1
Undrawn credit commitments	1,636	2,470
Total gross credit risk	1,832	2,990
Parent Entity | Mining | Australia
Credit risk management
Loans	2,305	2,796
Total all other on balance sheet	520	446
Undrawn credit commitments	3,368	3,610
Total gross credit risk	6,193	6,852
Parent Entity | Mining | New Zealand
Credit risk management
Total all other on balance sheet	3	8
Total gross credit risk	3	8
Parent Entity | Mining | Other overseas
Credit risk management
Loans	2	43
Undrawn credit commitments	662	690
Total gross credit risk	664	733
Parent Entity | Property | Australia
Credit risk management
Loans	55,457	53,052
Total all other on balance sheet	668	588
Undrawn credit commitments	13,326	12,238
Total gross credit risk	69,451	65,878
Parent Entity | Property | New Zealand
Credit risk management
Total all other on balance sheet	138	120
Undrawn credit commitments	1	1
Total gross credit risk	139	121
Parent Entity | Property | Other overseas
Credit risk management
Loans	198	191
Total all other on balance sheet	1
Undrawn credit commitments	19	11
Total gross credit risk	218	202
Parent Entity | Property services and business services | Australia
Credit risk management
Loans	12,823	12,631
Total all other on balance sheet	207	125
Undrawn credit commitments	6,533	6,653
Total gross credit risk	19,563	19,409
Parent Entity | Property services and business services | New Zealand
Credit risk management
Loans	5	11
Total all other on balance sheet	19	214
Undrawn credit commitments	13	15
Total gross credit risk	37	240
Parent Entity | Property services and business services | Other overseas
Credit risk management
Loans	521	705
Total all other on balance sheet	22	27
Undrawn credit commitments	395	532
Total gross credit risk	938	1,264
Parent Entity | Services | Australia
Credit risk management
Loans	12,958	10,974
Total all other on balance sheet	86	88
Undrawn credit commitments	8,721	8,954
Total gross credit risk	21,765	20,016
Parent Entity | Services | New Zealand
Credit risk management
Total all other on balance sheet	20	12
Undrawn credit commitments	7	4
Total gross credit risk	27	16
Parent Entity | Services | Other overseas
Credit risk management
Loans	173	82
Total all other on balance sheet	1
Undrawn credit commitments	332	671
Total gross credit risk	506	753
Parent Entity | Trade | Australia
Credit risk management
Loans	14,039	13,897
Total all other on balance sheet	452	522
Undrawn credit commitments	9,352	7,578
Total gross credit risk	23,843	21,997
Parent Entity | Trade | New Zealand
Credit risk management
Loans	316	422
Total all other on balance sheet	20	44
Undrawn credit commitments	254	193
Total gross credit risk	590	659
Parent Entity | Trade | Other overseas
Credit risk management
Loans	866	1,142
Total all other on balance sheet	3	2
Undrawn credit commitments	1,242	2,228
Total gross credit risk	2,111	3,372
Parent Entity | Transport and storage | Australia
Credit risk management
Loans	8,529	8,508
Total all other on balance sheet	668	819
Undrawn credit commitments	5,428	5,610
Total gross credit risk	14,625	14,937
Parent Entity | Transport and storage | New Zealand
Credit risk management
Loans	1	1
Total all other on balance sheet	15	10
Undrawn credit commitments	20	21
Total gross credit risk	36	32
Parent Entity | Transport and storage | Other overseas
Credit risk management
Loans	410	406
Total all other on balance sheet	6	1
Undrawn credit commitments	128	201
Total gross credit risk	544	608
Parent Entity | Utilities | Australia
Credit risk management
Loans	7,265	6,359
Total all other on balance sheet	924	797
Undrawn credit commitments	5,874	4,320
Total gross credit risk	14,063	11,476
Parent Entity | Utilities | New Zealand
Credit risk management
Total all other on balance sheet	311	292
Undrawn credit commitments	77	62
Total gross credit risk	388	354
Parent Entity | Utilities | Other overseas
Credit risk management
Loans	207	210
Total all other on balance sheet	1
Undrawn credit commitments	18	14
Total gross credit risk	226	224
Parent Entity | Retail lending | Australia
Credit risk management
Loans	493,703	477,288
Total all other on balance sheet	934	656
Undrawn credit commitments	86,142	87,414
Total gross credit risk	580,779	565,358
Parent Entity | Retail lending | New Zealand
Credit risk management
Total all other on balance sheet		1
Undrawn credit commitments	1
Total gross credit risk	1	1
Parent Entity | Retail lending | Other overseas
Credit risk management
Loans	334	312
Undrawn credit commitments	14	30
Total gross credit risk	348	342
Parent Entity | Other | Australia
Credit risk management
Loans	3,898	5,034
Total all other on balance sheet	474	789
Undrawn credit commitments	1,526	1,964
Total gross credit risk	5,898	7,787
Parent Entity | Other | New Zealand
Credit risk management
Total all other on balance sheet	2
Undrawn credit commitments		1
Total gross credit risk	2	1
Parent Entity | Other | Other overseas
Credit risk management
Loans	28	35
Total all other on balance sheet	75	145
Undrawn credit commitments	20	17
Total gross credit risk	$ 123	$ 197